Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (447,660)	$ (558,233)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAXES
Unrealized gains (losses) on available-for-sale equity securities, net of tax recovery of $5,539, $2,847 (Note 6 (b))	17,433	(14,874)
Unrealized (losses) gains on available-for-sale debt securities, net of tax of $nil, $nil (Note 7)	(12,062)	30,309
Currency translation adjustments, net of tax of $nil, $nil	(26,045)	4,490
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(20,674)	19,925
TOTAL COMPREHENSIVE (LOSS) INCOME	(468,334)	(538,308)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	(122,366)	(396,922)
Noncontrolling interests	(345,968)	(141,386)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (468,334)	$ (538,308)